REVENUE - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	$ 1,157	$ 919	$ 915
Telecommunications revenue
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	1,033	897	904
Digital revenue
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	124	22	11
Kyivstar
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	1,157	919	915
Kyivstar | Telecommunications revenue
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	1,033	897	904
Kyivstar | Digital revenue
Schedule of Disaggregation of Revenue from Contracts with Customers [Line Items]
Total revenue	$ 124	$ 22	$ 11